Document and Entity Information	Aug. 19, 2021
Document And Entity Information [Line Items]
Entity Address, State or Province	NY
Amendment Flag	false
Entity Central Index Key	0001811882
Document Type	8-K
Document Period End Date	Aug. 19, 2021
Entity Registrant Name	Pershing Square Tontine Holdings, Ltd.
Entity Incorporation State Country Code	DE
Entity File Number	001-39396
Entity Tax Identification Number	83-0930174
Entity Address, Address Line One	787 Eleventh Avenue
Entity Address, Address Line Two	Ninth Floor
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10019
City Area Code	(212)
Local Phone Number	813-3700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Class A Common Stock Par Value 0.0001 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	PSTH
Security Exchange Name	NYSE
Redeemable Warrants Each Whole Warrant Exercisable For One Share Of Class A Common Stock At An Exercise Price Of 23.00 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $23.00
Trading Symbol	PSTH.WS
Security Exchange Name	NYSE